Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
EMPLOYEE BENEFIT PLANS [Text Block]
NOTE 13: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan

The Company sponsors an employee saving plan covering all of its employees in the United States. The Company's contributions to the employee saving plan during the years ended December 31, 2011, 2010 and 2009, were approximately $108, $122 and $105, respectively, which included a discretionary contribution of $15, $18, and $15, respectively.

Defined Benefit Pension Plan

The Company sponsors a legacy unfunded defined benefit pension plan that covers certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan is recognized based on actuarial valuations. The current portion of the liability is included in accrued expenses and the non-current portion of the liability is included in other long term liabilities. There are no pension plan assets.

The Greek office employees are protected by the Greek Labor Law. According to the law, the Company is required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. The amount of the compensation is based on the number of years of service and the amount of the monthly remuneration including regular bonuses at the date of dismissal or retirement up to a maximum of two years salary. If the employees remain in the employment of the Company until normal retirement age, the entitled retirement compensation is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under FASB guidance on employer's accounting for pension.

Stock Plan

On October 18, 2007 and December 16, 2008, the Compensation Committee of the Board of Directors authorized the issuance of shares of restricted stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. The Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, based on service conditions only, which vest over two years and three years, respectively.

On December 17, 2009, the Company authorized the issuance of shares of restricted stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. Restricted stock and restricted stock units awarded on December 17, 2009 to its employees, officers and directors, are restricted for three years period.

On December 16, 2010 and on December 5, 2011, pursuant to the stock plan approved by the Board of Directors, Navios Holdings issued an additional 537,310 shares and 784,723 shares, respectively, of restricted common stock to its employees, which vest over three years.

This restriction lapses in two or three equal tranches, over the requisite service periods, of one, two and three years from the grant date. Stock options have been granted to executives and directors only and vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option remains exercisable for seven years after its vesting date.

The fair value of all stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

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Expected term: The "simplified method" was used which includes taking the average of the weighted average time to vesting and the contractual term of the option award. The option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's option award is 4.5 years.

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Expected volatility: The historical volatility of Navios Holdings' shares was used in order to estimate the volatility of the stock option awards. The final expected volatility estimate (which equals the historical estimate is 68.14%, 81.52% and 68.86% for 2011, 2010 and 2009, respectively).

-	Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend increases and the market price of our stock.

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Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the "simplified method". The 4.5 year yield-to-maturity rate as of the grant date is 5.43%, 1.81% and 3.64% for 2011, 2010 and 2009, respectively.

The fair value of restricted stock and restricted stock unit grants excludes dividends to which holders of restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted stock and restricted stock units grant is $0.06 for 2011, 2010 and 2009.

The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2011 was $1.43, $3.81 and $3.81, respectively.

The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2010 was $2.54, $5.15 and $5.15 respectively.

The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2009 was $2.59, $5.63 and $5.63 respectively.

The effect of compensation expense arising from the stock-based arrangements described above amounts to $4,252, $2,476 and $2,187 as of December 31, 2011, 2010 and 2009, respectively and it is reflected in general and administrative expenses on the income statement. The recognized compensation expense for the year is presented as adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data):

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Shares	price	term	value
Options
Outstanding at January 1, 2009	859,266	—	—	2,233
Granted	405,365	5.87	—	1,049

Outstanding as of December 31, 2009	1,264,631	7.13	8.02	3,282
Vested at December 31, 2009	286,422	—	—	—
Exercisable at December 31, 2009	286,422

Outstanding at January 1, 2010	1,264,631	—	—	3,282
Exercised	(130,577)	—	—	(158)
Granted	954,842	5.15	—	2,422

Outstanding as of December 31, 2010	2,088,896	6.47	7.98	5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—

Outstanding at January 1, 2011	2,088,896	—	—	5,546
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—

Restricted stock and restricted stock units
Outstanding as of January 1, 2009	380,339	—	—	2,403
Granted	384,149	—	—	2,164
Vested	(217,894)	—	—	(1,719)
Forfeited or expired	(22,457)	—	—	(127)

Non Vested as of December 31, 2009	524,137	—	2.3	2,721

Outstanding as of January 1, 2010	524,137	—	—	2,721
Granted	567,810	—	—	2,924
Vested	(276,879)	—	—	(1,283)
Forfeited or expired	(12,652)	—	—	(61)

Non Vested as of December 31, 2010	802,416	—	2.61	4,301

Outstanding as of January 1, 2011	802,416	—	—	4,301
Granted	813,273	—	—	3,098
Vested	(318,644)	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
		—
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653

The estimated compensation cost relating to non-vested stock option and restricted stock and restricted stock units awards not yet recognized was $2,871 and $4,255, respectively, as of December 31, 2011 and is expected to be recognized over the weighted average period of 1.9 and 2.49 years, respectively.